Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0000355019
Registrant Name	FONAR CORP
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A